Related Party Transactions - Balance Related to Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Related Party Transactions [Abstract]
Purchases of inventory from supplier related to shareholder	$ 189		$ 262
Management fees and expense reimbursement to a related party	238	$ 188	180
Consultant fees to a related party	172	156	165
Expense reimbursement to a related party	241	237	241
Interest expense on cash advance received from controlling shareholder	165	164	308
Wholesale distribution service payments to a related party		1	3
Accounts payable to supplier related to shareholder			31
Accounts payable to related parties	447	57	65
Interest payable on cash advance received from controlling shareholder	$ 136	$ 13	$ 14